Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Government Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 111 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in U.S. government securities. It may invest up to 20% of its net assets in mortgage-related and asset-backed securities or other investment grade securities that are not U.S. government securities.

The Fund's principal investments are debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. These securities include U.S. Treasury bills (maturing in one year or less), notes (maturing in 1 to 10 years), bonds (generally maturing in more than 10 years), Government National Mortgage Association mortgage-backed certificates and other U.S. government securities representing ownership interests in mortgage pools such as securities issued by the Federal National Mortgage Association and by the Federal Home Loan Mortgage Corporation, and certain corporate fixed-income securities that are guaranteed by the Federal Deposit Insurance Corporation. The Fund also invests in variable rate notes and floaters, which are debt securities with a variable interest rate tied to another interest rate such as a money market index or Treasury bill rate, as well as money market instruments and cash equivalents.

Investment Process: In pursuing the Fund's investment strategies, MacKay Shields LLC, the Fund's Subadvisor, uses a combined approach to investing, analyzing economic trends as well as factors pertinent to particular issuers and securities. As part of the Fund's principal strategies, the Subadvisor may use a variety of investment practices such as entering into mortgage dollar roll transactions, to-be-announced ("TBA") securities transactions, and transactions on a when-issued basis.

The Fund may also invest in derivatives such as futures and options to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. The Subadvisor may sell a security prior to maturity if it no longer believes that the security will contribute to meeting the investment objective of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. Investments in the Fund are not guaranteed. While some of the Fund's investments, such as U.S. Treasury obligations, are backed by the "full faith and credit" of the U.S. government, some securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may not be guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in (i) increased volatility; and (ii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when the Subadvisor might wish to sell. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Fund's bond holdings.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government-some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Mortgage Dollar Roll Transaction Risk: A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

TBA Securities Risk: In a TBA securities transaction, the Fund commits to purchase certain securities for a fixed price at a future date. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security.

When-Issued Securities Risk: The Fund may agree to purchase a security on a when-issued basis, making a commitment to pay a fixed price for a security when it is issued in the future. The principal risk of transactions involving when-issued securities is that the security will be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund's investments in these instruments could lose money.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Barclays U.S. Government Bond Index as its primary benchmark. The Barclays U.S. Government Bond Index consists of publicly issued debt of the U.S. Treasury and government agencies.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for the newer share class is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer class would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class B Shares (by calendar year 2004-2013)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
4Q/08	6.08%
Worst Quarter
2Q/13	-2.98%

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | Barclays U.S. Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Government Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.60%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.14%
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.00%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	547
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	764
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	999
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,671
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.09%
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.16%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	563
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	812
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,080
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,846
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.49%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.00%
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.91%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	910
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,253
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,087
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	610
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,053
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,087
Annual Return 2004	rr_AnnualReturn2004	1.92%
Annual Return 2005	rr_AnnualReturn2005	1.04%
Annual Return 2006	rr_AnnualReturn2006	3.01%
Annual Return 2007	rr_AnnualReturn2007	5.42%
Annual Return 2008	rr_AnnualReturn2008	8.18%
Annual Return 2009	rr_AnnualReturn2009	0.83%
Annual Return 2010	rr_AnnualReturn2010	3.95%
Annual Return 2011	rr_AnnualReturn2011	4.67%
Annual Return 2012	rr_AnnualReturn2012	2.49%
Annual Return 2013	rr_AnnualReturn2013	(3.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.98%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.73%
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.81%
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.77%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.80%
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.91%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	294
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	610
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,053
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,281
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	610
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,053
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,281
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.70%
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.75%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	250
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 985
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.97%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets in excess of $1 billion.
[3]	New York Life Investment Management LLC ('New York Life Investments') has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.00% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2015, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.